Basis of Preparation And Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Basis of Preparation and Significant Accounting Policies [line items]
Working capital surplus/ (deficit)		$ 9,200,000	$ (3,242,000)
Accumulated deficit		$ (153,020,000)	(135,648,000)
Description of the nature of the benefits provided by the defined benefit plan		If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time.
Net defined benefit liability		$ 31,000	26,000
Right of use asset		450,000	562,000
Lease liability		638,000	800,000
Depreciation charge for right-of-use assets		112,000	112,000	$ 0
Interest expense on lease liabilities		44,000	51,000	0
Revenue from rendering of services		11,753,000	15,623,000	17,354,000
Provision for doubtful trade receivables		0	23,000
Impairment loss		4,615,000	29,902,000
EnTrust
Basis of Preparation and Significant Accounting Policies [line items]
Borrowing costs capitalised		0	880,000	253,000
Cyberonica S.A.
Basis of Preparation and Significant Accounting Policies [line items]
Right of use asset		$ 450,000	562,000		$ 674,000
Lease liability					$ 674,000
Incremental cost of borrowing		8.00%
Depreciation charge for right-of-use assets		$ 112,000	112,000
Interest expense on lease liabilities		44,000	$ 51,000
Time charters leases
Basis of Preparation and Significant Accounting Policies [line items]
Revenue from rendering of services		8,985,000
Operating lease income		$ 2,768,000
Deferred dry docking costs
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method		straight-line basis
Interval between vessel drydockings / special surveys		2 years 6 months
Vessels
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method		straight-line basis
Vessels scrap rate per ton	$ 250	$ 300
Increase / (decrease) in depreciation expense due to changes in scrap rates				$ (178,000)
Useful life		25 years
Black-Scholes option pricing model
Basis of Preparation and Significant Accounting Policies [line items]
Expected dividend yield			0.00%
Historical volatility for shares, significant unobservable inputs, liabilities			85.00%
Risk free rate			1.59%
Weighted average share price			$ 0.99
Expected life			0,89 years
Monte Carlo simulation
Basis of Preparation and Significant Accounting Policies [line items]
Risk free rate			1.535%
Closing stock price			$ 0.99
Average logarithmic price change			(0.68%)
Assumed expected volatility rate			5.31%
Number of iterations			10,000
Remaining trading days			50
Floor price			$ 100